Cover	Nov. 21, 2024	Aug. 08, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 21, 2024
Entity Registrant Name	Priority Technology Holdings, Inc	Priority Technology Holdings, Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-37872
Entity Tax Identification Number		47-4257046
Entity Address, Address Line One		2001 Westside Parkway
Entity Address, Address Line Two		Suite 155
Entity Address, City or Town		Alpharetta,
Entity Address, State or Province		GA
Entity Address, Postal Zip Code		30004
City Area Code		800
Local Phone Number		935-5961
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common stock, $0.001 par value
Trading Symbol		PRTH
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Entity Central Index Key	0001653558	0001653558
Amendment Flag	false	false
Document Fiscal Year Focus	2024000
Current Fiscal Year End Date